Revenues	12 Months Ended
Dec. 31, 2022
Revenues
Revenues

9. Revenues

The Group derives revenue primarily from one-time commissions, recurring service fees and performance-based income paid by clients or investment product providers.

The following tables show, by segment, revenue from contracts with customers disaggregated by service lines for the years ended December 31, 2020, 2021 and 2022:

	Year Ended December 31, 2020
	(Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Business	Total
	RMB	RMB	RMB	RMB
One-time commissions	766,246	42,591	—	808,837
Recurring service fees	1,284,447	645,752	—	1,930,199
Performance-based income	205,305	184,220	—	389,525
Other service fees	123,458	7,451	65,242	196,151
Lending services	13,530	—	65,242	78,772
Other services	109,928	7,451	—	117,379
Total revenues	2,379,456	880,014	65,242	3,324,712

	Year Ended December 31, 2021
	(Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Business	Total
	RMB	RMB	RMB	RMB
One-time commissions	1,180,900	90,516	—	1,271,416
Recurring service fees	1,469,600	639,409	—	2,109,009
Performance-based income	469,121	315,072	—	784,193
Other service fees	92,352	1,390	68,240	161,982
Lending services	4,471	—	35,755	40,226
Other services	87,881	1,390	32,485	121,756
Total revenues	3,211,973	1,046,387	68,240	4,326,600

	Year Ended December 31, 2022
	(Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
One-time commissions	631,589	49,856	—	681,445
Recurring service fees	1,232,294	682,121	—	1,914,415
Performance-based income	202,455	107,121	—	309,576
Other service fees	144,101	—	79,340	223,441
Lending services	8,881	—	27,017	35,898
Other services	135,220	—	52,323	187,543
Total revenues	2,210,439	839,098	79,340	3,128,877

Revenues by timing of recognition is analyzed as follows:

	Year Ended December 31
	(Amount in Thousands)
	2020	2021	2022	Total
	RMB	RMB	RMB	US$
Revenue recognized at a point in time	1,315,741	2,144,912	1,130,364	163,887
Revenue recognized over time	2,008,971	2,181,688	1,998,513	289,757
Total revenues	3,324,712	4,326,600	3,128,877	453,644

For the Group’s revenues generated from different geographic locations, please see Note 18 segment information.